13. Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 2
Statutory U.S. federal income tax rate	34.00%	34.00%
State income taxes, net of federal tax benefit	3.10%	3.10%
Other	0.10%	0.10%
Change in valuation allowance	(37.00%)	(37.00%)
Effective income tax rate	0.00%	0.00%